Form N-1A Supplement	May 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST Voya Small Company Fund (the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus, each dated September 30, 2024, as supplemented
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in common stocks of small-	borrowings for investment purposes) in
capitalization companies.	investments tied to small-capitalization
companies.
For purposes of the New 80% Investment Policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index or the S&P SmallCap 600® Index.

Voya Small Company Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST Voya Small Company Fund (the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus, each dated September 30, 2024, as supplemented
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in common stocks of small-	borrowings for investment purposes) in
capitalization companies.	investments tied to small-capitalization
companies.
For purposes of the New 80% Investment Policy, small-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2000® Index or the S&P SmallCap 600® Index.